Schedule of Investments (unaudited)	iShares® Russell 1000 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.7%
Axon Enterprise Inc.(a)(b)	49,419	$4,604,368
Boeing Co. (The)(a)	401,349	54,872,435
BWX Technologies Inc.	62,581	3,447,587
Curtiss-Wright Corp.	27,623	3,647,893
General Dynamics Corp.	180,385	39,910,181
HEICO Corp.(b)	34,463	4,518,789
HEICO Corp., Class A	58,943	6,211,413
Hexcel Corp.	57,581	3,012,062
Howmet Aerospace Inc.(b)	272,267	8,562,797
Huntington Ingalls Industries Inc.	27,697	6,032,961
L3Harris Technologies Inc.	140,881	34,050,938
Lockheed Martin Corp.	173,841	74,744,676
Mercury Systems Inc.(a)	41,290	2,656,186
Northrop Grumman Corp.	107,214	51,309,404
Raytheon Technologies Corp.	1,089,137	104,676,957
Spirit AeroSystems Holdings Inc., Class A	70,840	2,075,612
Textron Inc.	157,178	9,598,861
TransDigm Group Inc.(a)	38,341	20,576,465
Woodward Inc.	42,867	3,964,769
		438,474,354
Air Freight & Logistics — 0.6%
CH Robinson Worldwide Inc.	91,804	9,306,172
Expeditors International of Washington Inc.	122,402	11,929,299
FedEx Corp.	175,794	39,854,258
GXO Logistics Inc.(a)	77,272	3,343,559
United Parcel Service Inc., Class B	538,413	98,281,909
		162,715,197
Airlines — 0.2%
Alaska Air Group Inc.(a)(b)	95,411	3,821,210
American Airlines Group Inc.(a)(b)	473,326	6,001,774
Copa Holdings SA, Class A, NVS(a)(b)	18,968	1,202,002
Delta Air Lines Inc.(a)	468,473	13,571,663
JetBlue Airways Corp.(a)(b)	264,060	2,210,182
Southwest Airlines Co.(a)	440,644	15,916,061
United Airlines Holdings Inc.(a)	245,271	8,687,499
		51,410,391
Auto Components — 0.1%
Aptiv PLC(a)	196,346	17,488,538
BorgWarner Inc.	174,281	5,815,757
Gentex Corp.	163,767	4,580,563
Lear Corp.	43,001	5,413,396
QuantumScape Corp.(a)(b)	179,324	1,540,393
		34,838,647
Automobiles — 1.9%
Ford Motor Co.	2,905,043	32,333,129
General Motors Co.(a)	1,064,958	33,823,066
Harley-Davidson Inc.	98,409	3,115,629
Lucid Group Inc.(a)(b)	388,928	6,674,004
Rivian Automotive Inc., Class A(a)(b)	130,369	3,355,698
Tesla Inc.(a)(b)	621,056	418,231,532
Thor Industries Inc.	37,262	2,784,589
		500,317,647
Banks — 3.6%
Bank of America Corp.	5,144,162	160,137,763
Bank of Hawaii Corp.	31,605	2,351,412
Bank OZK	90,142	3,383,029
BOK Financial Corp.	18,738	1,416,218
Security	Shares	Value

Banks (continued)
Citigroup Inc.	1,443,936	$66,406,617
Citizens Financial Group Inc.	353,078	12,601,354
Comerica Inc.	94,015	6,898,821
Commerce Bancshares Inc.	79,420	5,213,923
Cullen/Frost Bankers Inc.	43,854	5,106,798
East West Bancorp. Inc.	100,508	6,512,918
Fifth Third Bancorp.	498,510	16,749,936
First Citizens BancShares Inc./NC, Class A	8,913	5,827,141
First Hawaiian Inc.	83,275	1,891,175
First Horizon Corp.	377,023	8,241,723
First Republic Bank/CA	129,625	18,691,925
FNB Corp.	276,018	2,997,556
Huntington Bancshares Inc./OH	1,036,937	12,474,352
JPMorgan Chase & Co.	2,136,370	240,576,626
KeyCorp	673,027	11,596,255
M&T Bank Corp.	130,002	20,721,019
PacWest Bancorp.	85,441	2,277,857
Pinnacle Financial Partners Inc.	57,944	4,189,931
PNC Financial Services Group Inc. (The)	302,328	47,698,289
Popular Inc.	54,794	4,215,302
Prosperity Bancshares Inc.	68,184	4,654,922
Regions Financial Corp.	683,915	12,823,406
Signature Bank/New York NY	46,688	8,366,957
SVB Financial Group(a)	42,944	16,962,451
Synovus Financial Corp.	99,048	3,570,680
Truist Financial Corp.	973,544	46,175,192
U.S. Bancorp.	982,754	45,226,339
Umpqua Holdings Corp.	151,674	2,543,573
Webster Financial Corp.	133,216	5,615,054
Wells Fargo & Co.	2,777,738	108,803,997
Western Alliance Bancorp.	75,342	5,319,145
Wintrust Financial Corp.	47,069	3,772,580
Zions Bancorp. NA	113,915	5,798,274
		937,810,510
Beverages — 1.7%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	6,987	2,116,851
Brown-Forman Corp., Class A	29,962	2,026,630
Brown-Forman Corp., Class B, NVS	131,175	9,203,238
Coca-Cola Co. (The)	2,859,245	179,875,103
Constellation Brands Inc., Class A	113,281	26,401,270
Keurig Dr Pepper Inc.	630,080	22,298,531
Molson Coors Beverage Co., Class B	125,347	6,832,665
Monster Beverage Corp.(a)	270,682	25,092,221
PepsiCo Inc.	1,012,551	168,751,750
		442,598,259
Biotechnology — 2.4%
AbbVie Inc.	1,294,460	198,259,494
Alnylam Pharmaceuticals Inc.(a)	88,394	12,892,265
Amgen Inc.	391,102	95,155,117
Biogen Inc.(a)	106,687	21,757,747
BioMarin Pharmaceutical Inc.(a)	135,344	11,215,957
CureVac NV(a)	22,712	323,874
Exact Sciences Corp.(a)(b)	122,198	4,813,379
Exelixis Inc.(a)	239,521	4,986,827
Gilead Sciences Inc.	919,405	56,828,423
Horizon Therapeutics PLC(a)	164,304	13,104,887
Incyte Corp.(a)	133,521	10,143,590
Ionis Pharmaceuticals Inc.(a)(b)	106,930	3,958,549
Mirati Therapeutics Inc.(a)(b)	34,682	2,328,203
Moderna Inc.(a)(b)	252,225	36,030,341

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Natera Inc.(a)	61,011	$2,162,230
Neurocrine Biosciences Inc.(a)	69,586	6,783,243
Novavax Inc.(a)(b)	60,952	3,134,761
Regeneron Pharmaceuticals Inc.(a)	75,912	44,873,861
Sarepta Therapeutics Inc.(a)	63,914	4,790,993
Seagen Inc.(a)	98,309	17,394,795
Ultragenyx Pharmaceutical Inc.(a)(b)	51,117	3,049,640
United Therapeutics Corp.(a)	32,949	7,764,102
Vertex Pharmaceuticals Inc.(a)(b)	187,301	52,779,549
		614,531,827
Building Products — 0.5%
A O Smith Corp.	90,607	4,954,391
Advanced Drainage Systems Inc.(b)	42,176	3,798,792
Allegion PLC	63,800	6,246,020
Armstrong World Industries Inc.	36,869	2,763,700
AZEK Co. Inc. (The)(a)(b)	89,152	1,492,405
Builders FirstSource Inc.(a)	125,772	6,753,956
Carlisle Companies Inc.	36,694	8,755,555
Carrier Global Corp.	620,384	22,122,893
Fortune Brands Home & Security Inc.	95,530	5,720,336
Hayward Holdings Inc.(a)(b)	52,398	754,007
Johnson Controls International PLC	509,219	24,381,406
Lennox International Inc.	24,993	5,163,304
Masco Corp.	172,447	8,725,818
Owens Corning.	69,776	5,185,055
Trane Technologies PLC	169,381	21,997,511
Trex Co. Inc.(a)(b)	82,864	4,509,459
		133,324,608
Capital Markets — 3.1%
Affiliated Managers Group Inc.	26,710	3,114,386
Ameriprise Financial Inc.	80,335	19,094,023
Ares Management Corp., Class A	110,974	6,309,982
Bank of New York Mellon Corp. (The)	537,556	22,421,461
BlackRock Inc.(c)	109,901	66,934,105
Blackstone Inc., NVS	512,576	46,762,308
Blue Owl Capital Inc.	294,796	2,956,804
Carlyle Group Inc. (The)	151,460	4,795,224
Cboe Global Markets Inc.	77,670	8,791,467
Charles Schwab Corp. (The)	1,113,249	70,335,072
CME Group Inc.	262,645	53,763,432
Coinbase Global Inc., Class A(a)(b)	113,399	5,332,021
Evercore Inc., Class A	27,918	2,613,404
FactSet Research Systems Inc.	28,382	10,914,866
Franklin Resources Inc.	218,105	5,084,028
Goldman Sachs Group Inc. (The)	243,637	72,365,062
Interactive Brokers Group Inc., Class A	67,929	3,736,774
Intercontinental Exchange Inc.	404,104	38,001,940
Invesco Ltd.	273,170	4,406,232
Janus Henderson Group PLC	100,770	2,369,103
Jefferies Financial Group Inc.	146,994	4,059,974
KKR & Co. Inc.(b)	418,532	19,373,846
Lazard Ltd., Class A	65,325	2,117,183
LPL Financial Holdings Inc.	59,560	10,987,629
MarketAxess Holdings Inc.	26,565	6,800,906
Moody’s Corp.(b)	117,026	31,827,561
Morgan Stanley	934,566	71,083,090
Morningstar Inc.	18,411	4,452,332
MSCI Inc.	57,683	23,774,048
Nasdaq Inc.	83,862	12,792,309
Northern Trust Corp.	150,396	14,510,206
Security	Shares	Value

Capital Markets (continued)
Raymond James Financial Inc.	144,384	$12,909,373
Robinhood Markets Inc., Class A(a)(b)	406,499	3,341,422
S&P Global Inc.	248,766	83,849,068
SEI Investments Co.	74,897	4,045,936
State Street Corp.	272,265	16,785,137
Stifel Financial Corp.	79,187	4,436,056
T Rowe Price Group Inc.	163,764	18,605,228
Tradeweb Markets Inc., Class A(b)	80,250	5,477,063
Virtu Financial Inc., Class A	72,945	1,707,642
		803,037,703
Chemicals — 1.8%
Air Products and Chemicals Inc	161,776	38,903,892
Albemarle Corp.	85,657	17,900,600
Ashland Global Holdings Inc.	35,345	3,642,302
Axalta Coating Systems Ltd.(a)(b)	161,524	3,571,296
Celanese Corp.	78,209	9,198,160
CF Industries Holdings Inc.	152,320	13,058,394
Chemours Co. (The)	107,841	3,453,069
Corteva Inc.	530,295	28,710,171
Dow Inc.	533,297	27,523,458
DuPont de Nemours Inc.	372,580	20,707,996
Eastman Chemical Co.	93,980	8,436,585
Ecolab Inc.	181,596	27,922,201
Element Solutions Inc.	169,941	3,024,950
FMC Corp.	92,156	9,861,614
Ginkgo Bioworks Holdings Inc.(a)(b)	600,341	1,428,812
Huntsman Corp.	143,646	4,072,364
International Flavors & Fragrances Inc.	185,131	22,052,805
Linde PLC	367,971	105,802,702
LyondellBasell Industries NV, Class A	188,042	16,446,153
Mosaic Co. (The)	264,545	12,494,460
NewMarket Corp.	3,876	1,166,521
Olin Corp.	98,835	4,574,084
PPG Industries Inc.	172,401	19,712,330
RPM International Inc.	90,561	7,128,962
Scotts Miracle-Gro Co. (The)	26,673	2,106,900
Sherwin-Williams Co. (The)	175,126	39,212,463
Valvoline Inc.	128,495	3,704,511
Westlake Corp.(b)	24,364	2,388,159
		458,205,914
Commercial Services & Supplies — 0.5%
Cintas Corp.	63,549	23,737,458
Clean Harbors Inc.(a)	40,231	3,527,052
Copart Inc.(a)	155,951	16,945,636
Driven Brands Holdings Inc.(a)	47,728	1,314,429
IAA Inc.(a)	91,435	2,996,325
MSA Safety Inc.	29,155	3,529,796
Republic Services Inc.	150,911	19,749,723
Rollins Inc.	176,236	6,154,161
Stericycle Inc.(a)(b)	72,704	3,188,070
Tetra Tech Inc.(b)	38,979	5,322,582
Waste Management Inc.	303,878	46,487,256
		132,952,488
Communications Equipment — 0.8%
Arista Networks Inc.(a)	182,422	17,100,238
Ciena Corp.(a)	116,073	5,304,536
Cisco Systems Inc.	3,045,288	129,851,080
F5 Inc.(a)	43,458	6,650,812
Juniper Networks Inc.	234,658	6,687,753

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
Lumentum Holdings Inc.(a)(b)	50,435	$4,005,548
Motorola Solutions Inc.	120,493	25,255,333
Ubiquiti Inc.(b)	3,723	924,086
Viasat Inc.(a)(b)	48,846	1,496,153
		197,275,539
Construction & Engineering — 0.1%
AECOM	100,251	6,538,370
MasTec Inc.(a)	40,684	2,915,416
MDU Resources Group Inc.	143,688	3,878,139
Quanta Services Inc.	102,396	12,834,315
Valmont Industries Inc.	14,448	3,245,454
WillScot Mobile Mini Holdings Corp.(a)	158,498	5,138,505
		34,550,199
Construction Materials — 0.1%
Eagle Materials Inc.	30,740	3,379,556
Martin Marietta Materials Inc.	46,204	13,826,085
Vulcan Materials Co.	96,411	13,700,003
		30,905,644
Consumer Finance — 0.6%
Ally Financial Inc.	236,136	7,912,917
American Express Co.	440,948	61,124,212
Capital One Financial Corp.	289,713	30,185,197
Credit Acceptance Corp.(a)(b)	5,074	2,402,082
Discover Financial Services	205,370	19,423,895
OneMain Holdings Inc.	86,025	3,215,614
SLM Corp.	182,589	2,910,469
SoFi Technologies Inc.(a)(b)	581,606	3,065,064
Synchrony Financial	365,651	10,099,281
Upstart Holdings Inc.(a)(b)	53,682	1,697,425
		142,036,156
Containers & Packaging — 0.4%
Amcor PLC	1,088,681	13,532,305
AptarGroup Inc.	50,300	5,191,463
Ardagh Group SA(a)	12,001	140,772
Ardagh Metal Packaging SA	108,872	664,119
Avery Dennison Corp.(b)	59,571	9,642,758
Ball Corp.	229,579	15,788,148
Berry Global Group Inc.(a)	95,409	5,213,148
Crown Holdings Inc.	86,310	7,955,193
Graphic Packaging Holding Co.	223,733	4,586,526
International Paper Co.	270,786	11,326,978
Packaging Corp. of America	67,189	9,238,487
Sealed Air Corp.	103,980	6,001,726
Silgan Holdings Inc.(b)	65,557	2,710,782
Sonoco Products Co.	71,187	4,060,506
Westrock Co.	180,795	7,202,873
		103,255,784
Distributors — 0.1%
Genuine Parts Co.	101,590	13,511,470
LKQ Corp.	192,444	9,447,076
Pool Corp.	27,925	9,808,098
		32,766,644
Diversified Consumer Services — 0.1%
ADT Inc.	152,890	940,273
Bright Horizons Family Solutions Inc.(a)	41,084	3,472,420
Grand Canyon Education Inc.(a)	23,264	2,191,236
H&R Block Inc.	125,511	4,433,049
Mister Car Wash Inc.(a)(b)	56,374	613,349
Service Corp. International	112,929	7,805,652
Security	Shares	Value

Diversified Consumer Services (continued)
Terminix Global Holdings Inc.(a)	93,661	$3,807,320
		23,263,299
Diversified Financial Services — 1.5%
Apollo Global Management Inc.	336,047	16,291,559
Berkshire Hathaway Inc., Class B(a)	1,321,397	360,767,809
Equitable Holdings Inc.	280,150	7,303,510
Voya Financial Inc.	70,777	4,213,355
		388,576,233
Diversified Telecommunication Services — 1.1%
AT&T Inc.	5,243,979	109,913,800
Frontier Communications Parent Inc.(a)	179,174	4,217,756
Lumen Technologies Inc.	751,250	8,196,137
Verizon Communications Inc.	3,078,424	156,230,018
		278,557,711
Electric Utilities — 1.9%
Alliant Energy Corp.	181,695	10,649,144
American Electric Power Co. Inc.	376,462	36,117,764
Avangrid Inc.	51,851	2,391,368
Constellation Energy Corp.	235,799	13,501,851
Duke Energy Corp.	563,907	60,456,469
Edison International	277,203	17,530,318
Entergy Corp.	150,362	16,936,776
Evergy Inc.	162,654	10,613,174
Eversource Energy	250,805	21,185,498
Exelon Corp.	714,326	32,373,254
FirstEnergy Corp.	395,042	15,165,662
Hawaiian Electric Industries Inc.	81,617	3,338,135
IDACORP Inc.	36,867	3,904,953
NextEra Energy Inc.	1,437,980	111,385,931
NRG Energy Inc.	172,636	6,589,516
OGE Energy Corp.	152,801	5,892,007
PG&E Corp.(a)(b)	1,135,073	11,328,029
Pinnacle West Capital Corp.	80,244	5,867,441
PPL Corp.	539,291	14,630,965
Southern Co. (The)	775,520	55,302,331
Xcel Energy Inc.	399,876	28,295,226
		483,455,812
Electrical Equipment — 0.6%
Acuity Brands Inc.	25,295	3,896,442
AMETEK Inc.	168,626	18,530,311
ChargePoint Holdings Inc., Class A(a)(b)	145,301	1,989,171
Eaton Corp. PLC	291,178	36,685,516
Emerson Electric Co.	432,389	34,392,221
Generac Holdings Inc.(a)	46,523	9,796,813
Hubbell Inc.	38,181	6,818,363
nVent Electric PLC	113,890	3,568,174
Plug Power Inc.(a)(b)	368,803	6,111,066
Regal Rexnord Corp.	47,281	5,367,339
Rockwell Automation Inc.	85,929	17,126,509
Sensata Technologies Holding PLC	108,013	4,462,017
Sunrun Inc.(a)(b)	155,526	3,633,087
Vertiv Holdings Co.	207,759	1,707,779
		154,084,808
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	427,500	27,522,450
Arrow Electronics Inc.(a)	48,112	5,392,874
Avnet Inc.	65,786	2,820,904
CDW Corp./DE	98,936	15,588,356
Cognex Corp.	129,376	5,501,068

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Coherent Inc.(a)	18,854	$5,019,312
Corning Inc.	549,651	17,319,503
II-VI Inc.(a)	76,956	3,920,908
IPG Photonics Corp.(a)	27,457	2,584,527
Jabil Inc.	98,249	5,031,331
Keysight Technologies Inc.(a)	132,324	18,240,863
Littelfuse Inc.(b)	18,059	4,587,708
National Instruments Corp.	101,067	3,156,323
TD SYNNEX Corp.	33,562	3,057,498
Teledyne Technologies Inc.(a)	33,427	12,538,802
Trimble Inc.(a)	181,445	10,565,542
Vontier Corp.	112,052	2,576,076
Zebra Technologies Corp., Class A(a)(b)	37,885	11,136,296
		156,560,341
Energy Equipment & Services — 0.3%
Baker Hughes Co.	677,541	19,560,609
Halliburton Co.	660,099	20,700,705
NOV Inc.	286,549	4,845,543
Schlumberger NV	1,037,795	37,111,549
		82,218,406
Entertainment — 1.3%
Activision Blizzard Inc.	567,398	44,177,608
AMC Entertainment Holdings Inc., Class A(a)(b)	378,084	5,123,038
Electronic Arts Inc.	203,818	24,794,460
Liberty Media Corp.-Liberty Formula One,
Class A(a)(b)	11,415	661,728
Liberty Media Corp.-Liberty Formula One,
Class C, NVS(a)	149,847	9,510,789
Live Nation Entertainment Inc.(a)(b)	112,700	9,306,766
Madison Square Garden Sports Corp.(a)	14,693	2,218,643
Netflix Inc.(a)	320,626	56,067,869
Playtika Holding Corp.(a)	76,306	1,010,291
ROBLOX Corp., Class A(a)(b)	322,088	10,583,812
Roku Inc.(a)(b)	87,621	7,197,189
Spotify Technology SA(a)(b)	104,481	9,803,452
Take-Two Interactive Software Inc.(a)(b)	117,684	14,419,820
Walt Disney Co. (The)(a)	1,334,528	125,979,443
Warner Bros. Discovery Inc.(a)	1,726,297	23,166,906
World Wrestling Entertainment Inc., Class A	30,327	1,895,134
		345,916,948
Equity Real Estate Investment Trusts (REITs) — 3.3%
Alexandria Real Estate Equities Inc.	118,535	17,191,131
American Campus Communities Inc.	101,076	6,516,370
American Homes 4 Rent, Class A	225,240	7,982,506
American Tower Corp.	340,408	87,004,881
Americold Realty Trust Inc.	201,268	6,046,091
Apartment Income REIT Corp.	114,882	4,779,091
AvalonBay Communities Inc.	103,450	20,095,162
Boston Properties Inc.	112,564	10,015,945
Brixmor Property Group Inc.	217,421	4,394,078
Camden Property Trust	75,842	10,199,232
Cousins Properties Inc.	116,565	3,407,195
Crown Castle International Corp.	315,657	53,150,326
CubeSmart	166,731	7,122,748
Digital Realty Trust Inc.	209,087	27,145,765
Douglas Emmett Inc.	126,999	2,842,238
Duke Realty Corp.	284,937	15,657,288
EastGroup Properties Inc.	30,091	4,643,944
EPR Properties	54,335	2,549,942
Equinix Inc.	66,531	43,712,198
Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Equity LifeStyle Properties Inc.	126,989	$8,948,915
Equity Residential	271,321	19,594,803
Essex Property Trust Inc.	48,430	12,664,929
Extra Space Storage Inc.	97,052	16,510,486
Federal Realty Investment Trust	57,832	5,536,836
First Industrial Realty Trust Inc.	99,290	4,714,289
Gaming and Leisure Properties Inc.	170,994	7,841,785
Healthcare Trust of America Inc., Class A	170,588	4,761,111
Healthpeak Properties Inc.	390,706	10,123,192
Highwoods Properties Inc.	71,440	2,442,534
Host Hotels & Resorts Inc.	503,922	7,901,497
Hudson Pacific Properties Inc.	97,165	1,441,929
Invitation Homes Inc.	453,051	16,119,555
Iron Mountain Inc.	206,656	10,062,081
JBG SMITH Properties	77,026	1,820,895
Kilroy Realty Corp.	85,156	4,456,213
Kimco Realty Corp.	442,380	8,745,853
Lamar Advertising Co., Class A	63,218	5,561,287
Life Storage Inc.	59,718	6,668,112
Medical Properties Trust Inc.	433,787	6,623,927
Mid-America Apartment Communities Inc.	83,753	14,629,137
National Retail Properties Inc.	128,441	5,522,963
National Storage Affiliates Trust	62,104	3,109,547
Omega Healthcare Investors Inc.	179,378	5,056,666
Park Hotels & Resorts Inc.(b)	169,376	2,298,432
Prologis Inc.	540,920	63,639,238
Public Storage	114,428	35,778,203
Rayonier Inc.	111,043	4,150,787
Realty Income Corp.	440,561	30,072,694
Regency Centers Corp.	122,603	7,271,584
Rexford Industrial Realty Inc.	123,002	7,083,685
SBA Communications Corp.	78,037	24,975,742
Simon Property Group Inc.	238,341	22,623,328
SL Green Realty Corp.	46,011	2,123,408
Spirit Realty Capital Inc.	103,871	3,924,246
STORE Capital Corp.	185,858	4,847,177
Sun Communities Inc.	87,776	13,987,983
UDR Inc.	227,937	10,494,219
Ventas Inc.	295,203	15,182,290
VICI Properties Inc.(b)	703,917	20,969,687
Vornado Realty Trust	133,821	3,825,942
Welltower Inc.	332,591	27,388,869
Weyerhaeuser Co.	543,759	18,009,298
WP Carey Inc.	136,590	11,317,847
		855,279,332
Food & Staples Retailing — 1.5%
Albertsons Companies Inc., Class A	114,004	3,046,187
BJ’s Wholesale Club Holdings Inc.(a)	98,024	6,108,856
Casey’s General Stores Inc.	27,228	5,036,635
Costco Wholesale Corp.	324,279	155,420,439
Grocery Outlet Holding Corp.(a)(b)	70,009	2,984,484
Kroger Co. (The)	481,665	22,797,204
Performance Food Group Co.(a)	111,254	5,115,459
Sysco Corp.	371,786	31,493,992
U.S. Foods Holding Corp.(a)	170,528	5,231,799
Walgreens Boots Alliance Inc.	525,052	19,899,471
Walmart Inc.	1,055,856	128,370,973
		385,505,499
Food Products — 1.1%
Archer-Daniels-Midland Co.	407,765	31,642,564

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Bunge Ltd.	103,893	$9,422,056
Campbell Soup Co.	138,615	6,660,451
Conagra Brands Inc.	350,792	12,011,118
Darling Ingredients Inc.(a)	116,931	6,992,474
Flowers Foods Inc.	136,496	3,592,575
Freshpet Inc.(a)(b)	37,656	1,953,970
General Mills Inc.	440,962	33,270,583
Hershey Co. (The)	106,442	22,902,061
Hormel Foods Corp.	213,229	10,098,525
Ingredion Inc.	46,259	4,078,193
JM Smucker Co.(The)	77,879	9,969,291
Kellogg Co.	183,557	13,094,956
Kraft Heinz Co. (The)	505,494	19,279,541
Lamb Weston Holdings Inc.	103,384	7,387,821
McCormick & Co. Inc./MD, NVS	185,983	15,483,085
Mondelez International Inc., Class A	1,011,953	62,832,162
Pilgrim’s Pride Corp.(a)	35,071	1,095,267
Post Holdings Inc.(a)(b)	38,881	3,201,850
Seaboard Corp.	126	489,205
Tyson Foods Inc., Class A	208,444	17,938,691
		293,396,439
Gas Utilities — 0.1%
Atmos Energy Corp.	101,380	11,364,698
National Fuel Gas Co.	62,272	4,113,066
UGI Corp.	147,907	5,710,689
		21,188,453
Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	1,255,934	136,457,229
Abiomed Inc.(a)	32,745	8,104,715
Align Technology Inc.(a)	56,805	13,444,039
Baxter International Inc.	368,402	23,662,460
Becton Dickinson and Co.	207,949	51,265,667
Boston Scientific Corp.(a)	1,040,615	38,783,721
Cooper Companies Inc. (The)	36,202	11,335,570
DENTSPLY SIRONA Inc.	155,897	5,570,200
Dexcom Inc.(a)	287,238	21,407,848
Edwards Lifesciences Corp.(a)	452,302	43,009,397
Enovis Corp.(a)	38,965	2,143,075
Envista Holdings Corp.(a)	125,136	4,822,741
Globus Medical Inc., Class A(a)(b)	59,659	3,349,256
Hologic Inc.(a)(b)	177,702	12,314,749
ICU Medical Inc.(a)(b)	14,184	2,331,708
IDEXX Laboratories Inc.(a)	61,012	21,398,739
Insulet Corp.(a)(b)	50,368	10,977,202
Integra LifeSciences Holdings Corp.(a)	56,774	3,067,499
Intuitive Surgical Inc.(a)	263,179	52,822,657
Masimo Corp.(a)	35,741	4,670,276
Medtronic PLC	978,946	87,860,404
Novocure Ltd.(a)(b)	79,154	5,501,203
Penumbra Inc.(a)(b)	26,266	3,270,642
QuidelOrtho Corp.(a)	36,392	3,536,575
ResMed Inc.	106,908	22,411,124
STERIS PLC	61,454	12,668,742
Stryker Corp.	258,032	51,330,306
Tandem Diabetes Care Inc.(a)	46,557	2,755,709
Teleflex Inc.(b)	34,356	8,446,423
Zimmer Biomet Holdings Inc.	151,975	15,966,494
		684,686,370
Security	Shares	Value

Health Care Providers & Services — 3.2%
Acadia Healthcare Co. Inc.(a)(b)	67,824	$4,586,937
agilon health Inc.(a)(b)	136,893	2,988,374
Amedisys Inc.(a)	23,458	2,465,905
AmerisourceBergen Corp.	110,713	15,663,675
Cardinal Health Inc.	196,677	10,280,307
Centene Corp.(a)(b)	424,030	35,877,178
Chemed Corp.	10,595	4,973,187
Cigna Corp.	228,758	60,282,308
CVS Health Corp.	960,086	88,961,569
DaVita Inc.(a)	42,720	3,415,891
Elevance Health Inc.	176,555	85,201,912
Encompass Health Corp.	71,051	3,982,409
Guardant Health Inc.(a)(b)	72,078	2,907,627
HCA Healthcare Inc.	165,140	27,753,428
Henry Schein Inc.(a)	100,316	7,698,250
Humana Inc.	92,576	43,332,048
Laboratory Corp. of America Holdings	67,682	15,861,954
McKesson Corp.	106,236	34,655,246
Molina Healthcare Inc.(a)	42,066	11,762,074
Oak Street Health Inc.(a)	85,217	1,400,967
Premier Inc., Class A	81,461	2,906,529
Quest Diagnostics Inc.	85,585	11,381,093
Signify Health Inc., Class A(a)(b)	64,086	884,387
Tenet Healthcare Corp.(a)	77,759	4,087,013
UnitedHealth Group Inc.	685,091	351,883,290
Universal Health Services Inc., Class B(b)	47,491	4,782,819
		839,976,377
Health Care Technology — 0.1%
Certara Inc.(a)(b)	81,673	1,752,703
Change Healthcare Inc.(a)	183,803	4,238,497
Definitive Healthcare Corp.(a)(b)	15,266	350,049
Doximity Inc., Class A(a)(b)	70,154	2,442,762
Teladoc Health Inc.(a)(b)	118,744	3,943,488
Veeva Systems Inc., Class A(a)(b)	101,864	20,173,147
		32,900,646
Hotels, Restaurants & Leisure — 1.9%
Airbnb Inc., Class A(a)(b)	274,096	24,416,472
Aramark	161,899	4,958,966
Booking Holdings Inc.(a)	29,744	52,021,959
Boyd Gaming Corp.	62,589	3,113,803
Caesars Entertainment Inc.(a)(b)	146,929	5,627,381
Carnival Corp.(a)(b)	613,490	5,306,688
Chipotle Mexican Grill Inc.(a)	20,361	26,617,121
Choice Hotels International Inc.	24,058	2,685,595
Churchill Downs Inc.	26,533	5,081,865
Darden Restaurants Inc.	89,958	10,176,049
Domino’s Pizza Inc.	26,282	10,242,358
DraftKings Inc., Class A (a)(b)	277,229	3,235,262
Expedia Group Inc.(a)	110,799	10,507,069
Hilton Worldwide Holdings Inc.	200,122	22,301,596
Hyatt Hotels Corp., Class A(a)	39,022	2,884,116
Las Vegas Sands Corp.(a)	234,904	7,890,425
Marriott International Inc./MD, Class A	201,890	27,459,059
Marriott Vacations Worldwide Corp.	31,541	3,665,064
McDonald’s Corp.	541,277	133,630,466
MGM Resorts International(b)	260,363	7,537,509
Norwegian Cruise Line Holdings Ltd.(a)(b)	305,958	3,402,253
Penn National Gaming Inc.(a)	126,843	3,858,564
Planet Fitness Inc., Class A(a)(b)	65,034	4,422,962
Royal Caribbean Cruises Ltd.(a)	160,990	5,620,161

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Six Flags Entertainment Corp.(a)	56,235	$1,220,300
Starbucks Corp.	839,860	64,156,905
Travel + Leisure Co.	55,505	2,154,704
Vail Resorts Inc.	30,463	6,642,457
Wendy’s Co. (The)	116,812	2,205,411
Wyndham Hotels & Resorts Inc.	68,927	4,529,882
Wynn Resorts Ltd.(a)(b)	75,261	4,288,372
Yum! Brands Inc.	209,520	23,782,615
		495,643,409
Household Durables — 0.3%
DR Horton Inc.	236,306	15,641,094
Garmin Ltd.	114,719	11,271,142
Leggett & Platt Inc.	102,994	3,561,532
Lennar Corp., Class A	186,113	13,133,994
Lennar Corp., Class B	7,832	459,817
Mohawk Industries Inc.(a)	38,474	4,774,239
Newell Brands Inc.	283,842	5,404,352
NVR Inc.(a)	2,201	8,813,112
PulteGroup Inc.	171,887	6,811,882
Tempur Sealy International Inc.	118,941	2,541,769
Toll Brothers Inc.	75,352	3,360,699
TopBuild Corp.(a)	22,991	3,843,176
Whirlpool Corp.	40,216	6,228,252
		85,845,060
Household Products — 1.4%
Church & Dwight Co. Inc.	175,877	16,296,763
Clorox Co. (The)	88,687	12,503,093
Colgate-Palmolive Co.	607,395	48,676,635
Kimberly-Clark Corp.	246,353	33,294,608
Procter & Gamble Co. (The)	1,750,517	251,706,840
Reynolds Consumer Products Inc.	42,194	1,150,630
Spectrum Brands Holdings Inc.	31,330	2,569,687
		366,198,256
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	478,917	10,062,046
Brookfield Renewable Corp., Class A	98,266	3,499,252
Vistra Corp.	311,883	7,126,527
		20,687,825
Industrial Conglomerates — 0.7%
3M Co.	415,650	53,789,266
General Electric Co.	802,054	51,066,778
Honeywell International Inc.	498,770	86,691,214
		191,547,258
Insurance — 2.4%
Aflac Inc.	467,477	25,865,503
Alleghany Corp.(a)	9,544	7,951,106
Allstate Corp. (The)	200,562	25,417,222
American Financial Group Inc./OH	48,214	6,692,585
American International Group Inc.	580,168	29,663,990
Aon PLC, Class A	154,055	41,545,553
Arch Capital Group Ltd.(a)	263,730	11,997,078
Arthur J Gallagher & Co.	152,255	24,823,655
Assurant Inc.(b)	39,486	6,825,155
Assured Guaranty Ltd.	44,690	2,493,255
Axis Capital Holdings Ltd.	55,371	3,161,130
Brighthouse Financial Inc.(a)	54,128	2,220,331
Brown & Brown Inc.(b)	176,770	10,312,762
Chubb Ltd.	308,802	60,704,297
Cincinnati Financial Corp.	114,431	13,615,000
Security	Shares	Value

Insurance (continued)
CNA Financial Corp.	25,376	$1,139,382
Erie Indemnity Co., Class A, NVS	19,371	3,722,913
Everest Re Group Ltd.	29,212	8,187,539
Fidelity National Financial Inc.	193,035	7,134,574
First American Financial Corp.	76,096	4,027,000
Globe Life Inc.	66,205	6,453,001
Hanover Insurance Group Inc. (The)	24,631	3,602,284
Hartford Financial Services Group Inc. (The)	240,184	15,715,239
Kemper Corp.	46,466	2,225,721
Lincoln National Corp.	125,380	5,864,023
Loews Corp.(b)	148,986	8,828,910
Markel Corp.(a)	9,706	12,552,285
Marsh & McLennan Companies Inc.	367,086	56,990,102
MetLife Inc.	502,122	31,528,240
Old Republic International Corp.	204,234	4,566,672
Primerica Inc.	27,522	3,294,108
Principal Financial Group Inc.	182,969	12,220,500
Progressive Corp. (The)	427,569	49,713,448
Prudential Financial Inc.	274,619	26,275,546
Reinsurance Group of America Inc.	47,097	5,524,007
RenaissanceRe Holdings Ltd.	30,309	4,739,418
Ryan Specialty Group Holdings Inc., Class A(a)(b)	60,163	2,357,788
Travelers Companies Inc. (The)	175,369	29,660,159
Unum Group	142,103	4,834,344
W R Berkley Corp.(b)	150,620	10,281,321
White Mountains Insurance Group Ltd.(b)	1,955	2,436,184
Willis Towers Watson PLC	81,135	16,015,238
		613,178,568
Interactive Media & Services — 4.8%
Alphabet Inc., Class A(a)	220,288	480,064,827
Alphabet Inc., Class C, NVS(a)	201,185	440,082,128
IAC/InterActiveCorp.(a)(b)	58,080	4,412,338
Match Group Inc.(a)	205,395	14,313,977
Meta Platforms Inc, Class A(a)	1,679,432	270,808,410
Pinterest Inc., Class A(a)(b)	415,716	7,549,403
TripAdvisor Inc.(a)	74,966	1,334,395
Twitter Inc.(a)	545,901	20,411,238
ZoomInfo Technologies Inc.(a)(b)	201,085	6,684,065
		1,245,660,781
Internet & Direct Marketing Retail — 2.8%
Amazon.com Inc.(a)	6,510,021	691,429,330
DoorDash Inc., Class A(a)(b)	182,852	11,733,613
eBay Inc.	409,909	17,080,908
Etsy Inc.(a)(b)	95,160	6,966,664
Wayfair Inc., Class A(a)(b)	59,458	2,589,990
		729,800,505
IT Services — 4.5%
Accenture PLC, Class A	464,091	128,854,866
Affirm Holdings Inc.(a)	128,432	2,319,482
Akamai Technologies Inc.(a)(b)	115,262	10,526,878
Amdocs Ltd.	87,533	7,292,374
Automatic Data Processing Inc.	305,816	64,233,593
Block Inc.(a)(b)	378,789	23,280,372
Broadridge Financial Solutions Inc.	87,050	12,408,978
Cloudflare Inc., Class A(a)(b)	204,445	8,944,469
Cognizant Technology Solutions Corp., Class A	380,878	25,705,456
Concentrix Corp.	30,535	4,141,767
DXC Technology Co.(a)	179,809	5,450,011
EPAM Systems Inc.(a)	40,371	11,900,563

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Euronet Worldwide Inc.(a)(b)	35,219	$3,542,679
Fidelity National Information Services Inc.	446,483	40,929,097
Fiserv Inc.(a)	435,732	38,767,076
FleetCor Technologies Inc.(a)	55,054	11,567,396
Gartner Inc.(a)	57,186	13,829,290
Genpact Ltd.	136,659	5,788,875
Global Payments Inc.	204,469	22,622,450
Globant SA(a)(b)	31,054	5,403,396
GoDaddy Inc., Class A(a)	118,423	8,237,504
International Business Machines Corp.	658,112	92,918,833
Jack Henry & Associates Inc.	51,933	9,348,979
Kyndryl Holdings Inc.(a)	131,845	1,289,444
Mastercard Inc., Class A	630,504	198,911,402
MongoDB Inc., Class A(a)(b)	45,827	11,892,107
Okta Inc.(a)	89,854	8,122,802
Paychex Inc.	235,643	26,832,668
PayPal Holdings Inc.(a)	847,937	59,219,920
Shift4 Payments Inc., Class A(a)(b)	38,756	1,281,273
Snowflake Inc., Class A(a)(b)	143,473	19,951,355
SS&C Technologies Holdings Inc.	159,440	9,258,681
Switch Inc., Class A	105,560	3,536,260
Thoughtworks Holding Inc.(a)(b)	62,279	878,757
Toast Inc., Class A(a)(b)	165,384	2,140,069
Twilio Inc., Class A(a)(b)	125,497	10,517,904
VeriSign Inc.(a)	70,148	11,737,865
Visa Inc., Class A(b)	1,205,807	237,411,340
Western Union Co. (The)	272,795	4,492,934
WEX Inc.(a)(b)	32,800	5,102,368
Wix.com Ltd.(a)(b)	39,218	2,570,740
		1,173,162,273
Leisure Products — 0.1%
Brunswick Corp./DE	54,846	3,585,831
Hasbro Inc.	98,265	8,045,938
Mattel Inc.(a)	267,613	5,975,798
Peloton Interactive Inc., Class A(a)(b)	219,721	2,017,039
Polaris Inc.	43,017	4,270,728
YETI Holdings Inc.(a)	65,014	2,813,156
		26,708,490
Life Sciences Tools & Services — 1.9%
10X Genomics Inc., Class A(a)	66,529	3,010,437
Agilent Technologies Inc.	219,219	26,036,641
Avantor Inc.(a)	442,220	13,753,042
Azenta Inc.	57,105	4,117,271
Bio-Rad Laboratories Inc., Class A(a)	15,178	7,513,110
Bio-Techne Corp.	28,524	9,887,559
Bruker Corp.	79,593	4,995,257
Charles River Laboratories International Inc.(a)	37,454	8,014,032
Danaher Corp.	474,129	120,201,184
Illumina Inc.(a)	115,037	21,208,221
IQVIA Holdings Inc.(a)	137,781	29,897,099
Maravai LifeSciences Holdings Inc., Class A(a)(b)	84,676	2,405,645
Mettler-Toledo International Inc.(a)	16,374	18,809,960
PerkinElmer Inc.	92,288	13,125,199
QIAGEN NV(a)	170,791	8,061,335
Repligen Corp.(a)	40,570	6,588,568
Sotera Health Co.(a)(b)	72,940	1,428,895
Syneos Health Inc., Class A(a)	76,787	5,504,092
Thermo Fisher Scientific Inc.	286,580	155,693,183
Waters Corp.(a)	43,709	14,466,805
Security	Shares	Value

Life Sciences Tools & Services (continued)
West Pharmaceutical Services Inc.	54,627	$16,517,566
		491,235,101
Machinery — 1.6%
AGCO Corp.	43,115	4,255,451
Allison Transmission Holdings Inc.	66,576	2,559,847
Caterpillar Inc.	390,629	69,828,840
Crane Holdings Co.	32,985	2,888,167
Cummins Inc.	103,137	19,960,104
Deere & Co.	204,620	61,277,551
Donaldson Co.Inc.	87,551	4,214,705
Dover Corp.	106,945	12,974,567
Esab Corp.	40,230	1,760,063
Flowserve Corp.	103,238	2,955,704
Fortive Corp.(b)	262,498	14,274,641
Gates Industrial Corp. PLC(a)(b)	91,480	988,899
Graco Inc.	118,871	7,062,126
IDEX Corp.	55,248	10,034,694
Illinois Tool Works Inc.	226,902	41,352,890
Ingersoll Rand Inc.	297,237	12,507,733
ITT Inc.	60,331	4,056,656
Lincoln Electric Holdings Inc.	39,540	4,877,654
Middleby Corp. (The)(a)	39,775	4,986,194
Nordson Corp.	43,564	8,819,096
Oshkosh Corp.	48,003	3,942,966
Otis Worldwide Corp.	309,647	21,882,754
PACCAR Inc.	248,592	20,469,065
Parker-Hannifin Corp.(b)	93,661	23,045,289
Pentair PLC	117,361	5,371,613
Snap-on Inc.	38,467	7,579,153
Stanley Black & Decker Inc.	110,339	11,570,148
Timken Co. (The)	45,858	2,432,767
Toro Co. (The)	73,999	5,608,384
Westinghouse Air Brake Technologies Corp.	135,511	11,122,743
Xylem Inc./NY	133,273	10,419,283
		415,079,747
Marine — 0.0%
Kirby Corp.(a)(b)	47,299	2,877,671

Media — 1.0%
Altice USA Inc., Class A(a)	154,012	1,424,611
Cable One Inc.	4,354	5,613,699
Charter Communications Inc., Class A(a)(b)	84,671	39,670,904
Comcast Corp., Class A	3,257,040	127,806,250
DISH Network Corp., Class A(a)	198,085	3,551,664
Fox Corp., Class A, NVS(a)	221,523	7,124,180
Fox Corp., Class B(a)	106,107	3,151,378
Interpublic Group of Companies Inc. (The)	296,365	8,158,928
Liberty Broadband Corp., Class A(a)	15,238	1,730,275
Liberty Broadband Corp., Class C, NVS(a)(b)	94,339	10,909,362
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	54,903	1,978,704
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	110,982	4,000,901
New York Times Co. (The), Class A	118,492	3,305,927
News Corp., Class A, NVS(a)	283,575	4,418,098
News Corp., Class B(a)	101,710	1,616,172
Nexstar Media Group Inc., Class A	27,619	4,498,583
Omnicom Group Inc.	146,012	9,287,823
Paramount Global, Class A	9,587	261,342
Paramount Global, Class B, NVS	418,264	10,322,755

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Sirius XM Holdings Inc.(b)	518,918	$3,180,967
		252,012,523
Metals & Mining — 0.5%
Alcoa Corp.	138,809	6,326,914
Cleveland-Cliffs Inc.(a)(b)	379,218	5,828,581
Freeport-McMoRan Inc.	1,058,314	30,966,268
MP Materials Corp.(a)(b)	66,376	2,129,342
Newmont Corp.	581,657	34,707,473
Nucor Corp.	194,554	20,313,383
Reliance Steel & Aluminum Co.	45,092	7,659,327
Royal Gold Inc.	49,472	5,282,620
Southern Copper Corp.	65,937	3,284,322
SSR Mining Inc.	155,089	2,589,986
Steel Dynamics Inc.	130,902	8,659,168
U.S. Steel Corp.	177,175	3,173,204
		130,920,588
Mortgage Real Estate Investment — 0.1%
AGNC Investment Corp.	376,619	4,169,172
Annaly Capital Management Inc.	1,139,947	6,737,087
New Residential Investment Corp.	304,043	2,833,681
Starwood Property Trust Inc.	224,492	4,689,638
		18,429,578
Multi-Utilities — 0.9%
Ameren Corp.(b)	189,499	17,123,130
CenterPoint Energy Inc.	461,069	13,638,421
CMS Energy Corp.	211,089	14,248,507
Consolidated Edison Inc.	257,637	24,501,279
Dominion Energy Inc.	596,809	47,631,326
DTE Energy Co.	143,124	18,140,967
NiSource Inc.	297,083	8,760,978
Public Service Enterprise Group Inc.	364,395	23,058,915
Sempra Energy	230,336	34,612,591
WEC Energy Group Inc.	230,409	23,188,362
		224,904,476
Multiline Retail — 0.5%
Dollar General Corp.	167,447	41,098,191
Dollar Tree Inc.(a)(b)	155,486	24,232,493
Kohl’s Corp.	93,609	3,340,905
Macy’s Inc.	208,199	3,814,206
Nordstrom Inc.	81,206	1,715,883
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	48,067	2,823,936
Target Corp.	339,186	47,903,239
		124,928,853
Oil, Gas & Consumable Fuels — 4.0%
Antero Midstream Corp.	259,417	2,347,724
Antero Resources Corp.(a)	215,036	6,590,853
APA Corp.	246,584	8,605,782
Cheniere Energy Inc.	185,325	24,653,785
Chesapeake Energy Corp.	93,300	7,566,630
Chevron Corp.	1,439,382	208,393,726
ConocoPhillips	947,639	85,107,458
Continental Resources Inc./OK	26,372	1,723,410
Coterra Energy Inc.	577,452	14,892,487
Devon Energy Corp.	481,443	26,532,324
Diamondback Energy Inc.	129,580	15,698,617
DTE Midstream LLC(a)	70,908	3,475,910
Enviva Inc.	22,390	1,281,156
EOG Resources Inc.	428,297	47,301,121
EQT Corp.	269,625	9,275,100
Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp.	3,087,765	$264,436,194
Hess Corp.	207,771	22,011,260
HF Sinclair Corp.	110,259	4,979,296
Kinder Morgan Inc.	1,454,396	24,375,677
Marathon Oil Corp.	516,174	11,603,591
Marathon Petroleum Corp.	395,504	32,514,384
New Fortress Energy Inc.	35,247	1,394,724
Occidental Petroleum Corp.	599,070	35,273,242
ONEOK Inc.	323,194	17,937,267
Ovintiv Inc.	189,026	8,353,059
PDC Energy Inc.	69,215	4,264,336
Phillips 66	352,165	28,874,008
Pioneer Natural Resources Co.	176,410	39,353,543
Range Resources Corp.(a)	192,354	4,760,761
Southwestern Energy Co.(a)	814,159	5,088,494
Targa Resources Corp.	162,389	9,689,752
Texas Pacific Land Corp.	4,147	6,170,819
Valero Energy Corp.	296,015	31,460,474
Williams Companies Inc. (The)	888,275	27,723,063
		1,043,710,027
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	59,355	3,110,796

Personal Products — 0.2%
Coty Inc., Class A(a)	223,208	1,787,896
Estee Lauder Companies Inc. (The), Class A	167,383	42,627,428
Olaplex Holdings Inc.(a)(b)	90,918	1,281,035
		45,696,359
Pharmaceuticals — 4.5%
Bristol-Myers Squibb Co.	1,559,864	120,109,528
Catalent Inc.(a)(b)	122,899	13,185,834
Elanco Animal Health Inc.(a)(b)	314,595	6,175,500
Eli Lilly & Co.	617,148	200,097,896
Jazz Pharmaceuticals PLC(a)(b)	44,668	6,968,655
Johnson & Johnson	1,927,608	342,169,696
Merck & Co. Inc.	1,852,841	168,923,514
Organon & Co.	186,364	6,289,785
Perrigo Co. PLC	94,570	3,836,705
Pfizer Inc.	4,139,680	217,043,422
Royalty Pharma PLC, Class A	268,557	11,290,136
Viatris Inc.	883,198	9,247,083
Zoetis Inc.	344,838	59,274,204
		1,164,611,958
Professional Services — 0.5%
Booz Allen Hamilton Holding Corp.	97,325	8,794,287
CACI International Inc., Class A(a)	16,949	4,775,889
Clarivate PLC(a)(b)	362,239	5,020,632
CoStar Group Inc.(a)	287,842	17,388,535
Dun & Bradstreet Holdings Inc.(a)(b)	183,924	2,764,378
Equifax Inc.	89,720	16,399,021
FTI Consulting Inc.(a)(b)	24,699	4,466,814
Jacobs Engineering Group Inc.	93,513	11,888,308
KBR Inc.	101,412	4,907,327
Leidos Holdings Inc.	99,660	10,036,759
ManpowerGroup Inc.	41,627	3,180,719
Nielsen Holdings PLC	252,562	5,864,490
Robert Half International Inc.	78,878	5,907,173
Science Applications International Corp.	42,978	4,001,252
TransUnion	141,008	11,279,230

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
Verisk Analytics Inc.(b)	113,668	$19,674,794
		136,349,608
Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)	240,197	17,680,901
Howard Hughes Corp. (The)(a)(b)	24,537	1,669,743
Jones Lang LaSalle Inc.(a)	35,987	6,292,687
Opendoor Technologies Inc.(a)(b)	362,559	1,707,653
WeWork Inc., Class A(a)(b)	95,076	477,281
Zillow Group Inc., Class A(a)	48,728	1,550,038
Zillow Group Inc., Class C, NVS(a)(b)	126,138	4,004,881
		33,383,184
Road & Rail — 1.0%
AMERCO	6,633	3,172,100
Avis Budget Group Inc.(a)	21,756	3,199,872
CSX Corp.	1,590,760	46,227,486
Hertz Global Holdings Inc.(a)(b)	170,434	2,699,675
JB Hunt Transport Services Inc.	60,434	9,516,542
Knight-Swift Transportation Holdings Inc.	116,193	5,378,574
Landstar System Inc.	26,406	3,839,960
Lyft Inc., Class A(a)	228,814	3,038,650
Norfolk Southern Corp.	174,151	39,582,781
Old Dominion Freight Line Inc.	74,090	18,987,785
Ryder System Inc.	34,378	2,442,901
Schneider National Inc., Class B	31,354	701,703
Uber Technologies Inc.(a).	1,383,727	28,311,054
Union Pacific Corp.	459,808	98,067,850
XPO Logistics Inc.(a)	76,501	3,684,288
		268,851,221
Semiconductors & Semiconductor Equipment — 4.7%
Advanced Micro Devices Inc.(a)	1,182,999	90,463,933
Allegro MicroSystems Inc.(a)	41,887	866,642
Analog Devices Inc.	382,313	55,852,106
Applied Materials Inc.	645,797	58,754,611
Broadcom Inc.	292,478	142,088,737
Cirrus Logic Inc.(a)	43,606	3,163,179
Enphase Energy Inc.(a)	94,753	18,499,576
Entegris Inc.(b)	97,189	8,954,023
First Solar Inc.(a)	78,967	5,380,022
GLOBALFOUNDRIES Inc.(a)(b)	45,705	1,843,740
Intel Corp.	2,997,242	112,126,823
KLA Corp.	109,276	34,867,786
Lam Research Corp.	101,475	43,243,571
Lattice Semiconductor Corp.(a)	99,276	4,814,886
Marvell Technology Inc.	621,177	27,039,835
Microchip Technology Inc.	393,772	22,870,278
Micron Technology Inc.	816,775	45,151,322
MKS Instruments Inc.	42,168	4,327,702
Monolithic Power Systems Inc.	32,789	12,592,288
Nvidia Corp.	1,762,855	267,231,189
ON Semiconductor Corp.(a)(b)	317,480	15,972,419
Qorvo Inc.(a)	77,096	7,271,695
Qualcomm Inc.	820,696	104,835,707
Skyworks Solutions Inc.	117,292	10,865,931
Teradyne Inc.	117,087	10,485,141
Texas Instruments Inc.	675,313	103,761,842
Universal Display Corp.	31,776	3,213,825
Wolfspeed Inc.(a)(b)	83,263	5,283,037
		1,221,821,846
Security	Shares	Value

Software — 9.5%
Adobe Inc.(a)	345,634	$126,522,782
Alteryx Inc., Class A(a)(b)	48,019	2,325,080
Ansys Inc.(a)	64,631	15,465,552
AppLovin Corp., Class A(a)(b)	164,576	5,667,997
Aspen Technology Inc.(a)(b)	20,928	3,844,055
Atlassian Corp. PLC, Class A(a)	100,127	18,763,800
Autodesk Inc.(a)	159,310	27,394,948
Avalara Inc.(a)	64,076	4,523,766
Bentley Systems Inc., Class B(b)	123,338	4,107,155
Bill.com Holdings Inc.(a)(b)	71,388	7,848,397
Black Knight Inc.(a)	110,906	7,252,143
Cadence Design Systems Inc.(a)	199,650	29,953,490
CCC Intelligent Solutions Holdings Inc.(a)(b)	123,705	1,138,086
CDK Global Inc.	89,625	4,908,761
Ceridian HCM Holding Inc.(a)	100,115	4,713,414
Citrix Systems Inc.	94,398	9,172,654
Confluent Inc., Class A(a)	90,859	2,111,563
Coupa Software Inc.(a)	52,961	3,024,073
Crowdstrike Holdings Inc., Class A(a)(b)	153,859	25,934,473
Datadog Inc., Class A(a)(b)	190,981	18,189,030
DocuSign Inc.(a)	145,986	8,376,677
Dolby Laboratories Inc., Class A	45,761	3,274,657
DoubleVerify Holdings Inc.(a)(b)	39,049	885,241
Dropbox Inc., Class A(a)	203,453	4,270,478
Dynatrace Inc.(a)	145,397	5,734,458
Elastic NV(a)	58,725	3,973,921
Fair Isaac Corp.(a)	18,168	7,283,551
Five9 Inc.(a)	50,787	4,628,727
Fortinet Inc.(a)(b)	479,899	27,152,685
Guidewire Software Inc.(a)(b)	60,314	4,281,691
HubSpot Inc.(a)	33,984	10,217,290
Informatica Inc. , Class A(a)(b)	37,183	772,291
Intuit Inc.	201,837	77,796,053
Jamf Holding Corp.(a)	47,721	1,182,049
Mandiant Inc.(a)	169,105	3,689,871
Manhattan Associates Inc.(a)	47,222	5,411,641
Microsoft Corp.	5,480,429	1,407,538,580
nCino Inc.(a)(b)	36,803	1,137,949
NCR Corp.(a)	87,912	2,734,942
New Relic Inc.(a)	33,742	1,688,787
NortonLifeLock Inc.	415,114	9,115,903
Nutanix Inc., Class A(a)	149,949	2,193,754
Oracle Corp.	1,107,940	77,411,768
Palantir Technologies Inc., Class A(a)(b)	1,323,491	12,004,063
Palo Alto Networks Inc.(a)(b)	70,519	34,832,155
Paycom Software Inc.(a)	37,458	10,492,735
Paycor HCM Inc.(a)(b)	34,758	903,708
Paylocity Holding Corp.(a)	28,869	5,035,331
Pegasystems Inc.	32,303	1,545,376
Procore Technologies Inc.(a)(b)	51,095	2,319,202
PTC Inc.(a)	77,049	8,193,391
RingCentral Inc., Class A(a)	64,948	3,394,183
Roper Technologies Inc.(b)	77,895	30,741,262
Salesforce Inc.(a)	704,885	116,334,220
SentinelOne Inc., Class A(a)(b)	125,416	2,925,955
ServiceNow Inc.(a)(b)	146,649	69,734,533
Smartsheet Inc., Class A(a)	97,900	3,076,997
Splunk Inc.(a)(b)	117,834	10,423,596
Synopsys Inc.(a)	110,865	33,669,701
Teradata Corp.(a)	72,230	2,673,232

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Trade Desk Inc. (The), Class A(a)	317,065	$13,281,853
Tyler Technologies Inc.(a)(b)	30,625	10,182,200
UiPath Inc., Class A(a)(b)	272,966	4,965,252
Unity Software Inc.(a)(b)	152,387	5,610,889
VMware Inc., Class A	152,872	17,424,351
Workday Inc., Class A(a)(b)	143,034	19,964,686
Zendesk Inc.(a)(b)	88,921	6,586,378
Zoom Video Communications Inc., Class A(a)	184,791	19,951,884
Zscaler Inc.(a)	60,895	9,104,411
		2,448,985,727
Specialty Retail — 2.1%
Advance Auto Parts Inc.	44,567	7,714,102
AutoNation Inc.(a)	28,031	3,132,745
AutoZone Inc.(a)	14,506	31,175,135
Bath & Body Works Inc.	181,723	4,891,983
Best Buy Co. Inc.	147,073	9,587,689
Burlington Stores Inc.(a)	47,271	6,439,728
CarMax Inc.(a)(b)	117,354	10,618,190
Carvana Co., Class A(a)(b)	76,306	1,722,989
Dick’s Sporting Goods Inc.	40,089	3,021,508
Five Below Inc.(a)	38,375	4,352,876
Floor & Decor Holdings Inc., Class A(a)(b)	76,294	4,803,470
GameStop Corp., Class A(a)(b)	49,100	6,004,930
Gap Inc. (The)	147,265	1,213,464
Home Depot Inc. (The)	756,791	207,565,068
Leslie’s Inc.(a)(b)	107,899	1,637,907
Lithia Motors Inc.	20,847	5,728,964
Lowe’s Companies Inc.	484,453	84,619,405
O'Reilly Automotive Inc.(a)	47,804	30,200,655
Penske Automotive Group Inc.	20,081	2,102,280
Petco Health & Wellness Co. Inc.(a)(b)	58,868	867,714
RH(a)	13,298	2,822,633
Ross Stores Inc.	252,609	17,740,730
TJX Companies Inc. (The)	859,867	48,023,572
Tractor Supply Co.	81,842	15,865,072
Ulta Beauty, Inc.(a)	37,596	14,492,506
Victoria’s Secret & Co.(a)(b)	61,415	1,717,778
Williams-Sonoma Inc.	50,882	5,645,358
		533,708,451
Technology Hardware, Storage & Peripherals — 6.2%
Apple Inc.	11,199,766	1,531,232,007
Dell Technologies Inc., Class C	192,329	8,887,523
Hewlett Packard Enterprise Co.	950,376	12,601,986
HP Inc.	771,220	25,280,592
NetApp Inc.	160,271	10,456,080
Pure Storage Inc., Class A(a)	198,580	5,105,492
Western Digital Corp.(a)	234,779	10,525,142
		1,604,088,822
Textiles, Apparel & Luxury Goods — 0.6%
Capri Holdings Ltd.(a)(b)	108,835	4,463,323
Carter’s Inc.	31,205	2,199,328
Columbia Sportswear Co.	29,556	2,115,619
Deckers Outdoor Corp.(a)(b)	20,413	5,212,460
Hanesbrands Inc.	265,847	2,735,566
Lululemon Athletica Inc.(a)(b)	81,735	22,281,778
Nike Inc., Class B	897,447	91,719,083
PVH Corp.	46,335	2,636,462
Ralph Lauren Corp.	33,479	3,001,392
Skechers U.S.A. Inc., Class A(a)	103,636	3,687,369
Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Tapestry Inc.	186,839	$5,702,326
Under Armour Inc., Class A(a)	113,963	949,312
Under Armour Inc., Class C, NVS(a)	171,526	1,300,167
VF Corp.	255,770	11,297,361
		159,301,546
Thrifts & Mortgage Finance — 0.0%
MGIC Investment Corp.	224,298	2,826,155
New York Community Bancorp. Inc.	339,603	3,100,575
Rocket Companies Inc., Class A(b)	62,279	458,373
TFS Financial Corp.	48,046	659,672
UWM Holdings Corp.(b)	67,024	237,265
		7,282,040
Tobacco — 0.7%
Altria Group Inc.	1,326,536	55,409,409
Philip Morris International Inc.	1,134,955	112,065,456
		167,474,865
Trading Companies & Distributors — 0.3%
Air Lease Corp.	84,042	2,809,524
Core & Main Inc., Class A(a)(b)	53,501	1,193,072
Fastenal Co.	418,472	20,890,122
MSC Industrial Direct Co. Inc., Class A	31,668	2,378,584
SiteOne Landscape Supply Inc.(a)(b)	31,752	3,774,360
United Rentals Inc.(a)	52,269	12,696,663
Univar Solutions Inc.(a)	115,506	2,872,634
Watsco Inc.	24,122	5,760,816
WESCO International Inc.(a)	32,590	3,490,389
WW Grainger Inc.	33,344	15,152,514
		71,018,678
Water Utilities — 0.1%
American Water Works Co. Inc.	134,403	19,995,134
Essential Utilities Inc.	169,151	7,755,574
		27,750,708
Wireless Telecommunication Services — 0.2%
T-Mobile U.S. Inc.(a)	436,333	58,704,242

Total Long-Term Investments — 99.8%
(Cost: $23,431,940,381)		25,881,245,225

Short-Term Securities

Money Market Funds — 2.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.61%(c)(d)(e)	564,164,450	564,108,034
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.35%(c)(d)	32,920,000	32,920,000

Total Short-Term Securities — 2.3%
(Cost: $596,901,842)		597,028,034

Total Investments in Securities — 102.1%
(Cost: $24,028,842,223)		26,478,273,259

Liabilities in Excess of Other Assets — (2.1)%		(543,822,092)

Net Assets — 100.0%		$25,934,451,167

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 ETF
June 30, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$382,039,449	$182,037,059	(a)	$—		$(3,919)	$35,445	$564,108,034	564,164,45	$584,917	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	49,500,000	—		(16,580,000	)(a)	—	—	32,920,000	32,920,000	70,781		—
BlackRock Inc.	78,453,513	8,855,103		(4,247,722)		1,581,190	(17,707,979)	66,934,105	109,901	511,253		—
						$1,577,271	$(17,672,534)	$663,962,139		$1,166,951		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	279	09/16/22	$52,864	$(1,123,909)
S&P Mid 400 E-Mini Index	20	09/16/22	4,536	(148,266)
				$(1,272,175)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Black-Rock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 ETF
June 30, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$25,881,104,453	$140,772	$—	$25,881,245,225
Money Market Funds	597,028,034	—	—	597,028,034
	$26,478,132,487	$140,772	$—	$26,478,273,259
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(1,272,175)	$—	$—	$(1,272,175)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust